CONSOLIDATED STATEMENTS OF CASH FLOWS (Reconciliation of cash, cash equivalents and restricted cash) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 154,494	¥ 1,075,557		¥ 1,741,911	¥ 1,765,572
Restricted cash - current	163,868	1,140,819		1,619,937	1,092,921
Restricted cash - non-current				19,368	4,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 318,362	¥ 2,216,376	$ 485,681	¥ 3,381,216	¥ 2,862,493	¥ 1,314,814